Unaudited Reconciliations of Gaap and Non-Gaap Results - Adjusted EBITDA	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
Unaudited Reconciliations of Gaap and Non-Gaap Results [Line Items]
Net income/(loss)	¥ (260,644,187)	$ (38,414,200)	¥ 37,133,644
Income tax expense	7,288,227	1,074,152	5,576,837
Interest expenses	15,318,820	2,257,715	1,173,379
Interest income	(6,208,417)	(915,007)	(675,860)
Foreign currency exchange loss, net			5,560
Other income	(2,172,663)	(320,211)	(1,162,890)
Unrealized (gain)/loss on digital assets	232,541,989	34,272,447	(27,566,664)
Depreciation and amortization	261,982	38,611	868,908
Share based compensation	21,754,719	3,206,249	3,151,323
Adjusted EBITDA	¥ 8,140,470	$ 1,199,756	¥ 18,504,237